Leases - Narrative (Details) - Jun. 30, 2023	Total	windTurbineInstallationVessel	vessel	ft²	a
Lessee, Lease, Description [Line Items]
Number of vessels owned		5	5
Building | United Kingdom
Lessee, Lease, Description [Line Items]
Area of leased property				22,000
Lessee, operating lease, term of contract	15 years
Building | Taiwan
Lessee, Lease, Description [Line Items]
Area of leased property				2,500
Lessee, operating lease, term of contract	5 years
Land | United Kingdom
Lessee, Lease, Description [Line Items]
Area of leased property | a					135
Lessee, operating lease, term of contract	3 years
Minimum
Lessee, Lease, Description [Line Items]
Lessor, operating lease, term of contract	2 months
Maximum
Lessee, Lease, Description [Line Items]
Lessor, operating lease, term of contract	9 months